EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Traded Concepts Trust (the “Trust”), supplemental revised risk/return summary information, in interactive data format, for the Trust’s FLAG-Forensic Accounting Long-Short ETF (formerly, the Weatherstorm Forensic Accounting Long-Short ETF).